Document And Entity Information	6 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Central Index Key	0001948443
Amendment Description	AMENDMENT NO. 2
Document Type	F-1/A
Entity Registrant Name	RAYTECH HOLDING LIMITED
Entity Incorporation, State or Country Code	D8
Entity Address, Postal Zip Code	3630
Entity Address, Address Line One	Unit 609, 6/F, Nan Fung Commercial Centre
Entity Address, Address Line Two	No. 19 Lam Lok Street, Kowloon Bay
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	2117 0236
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Postal Zip Code	19711
Entity Address, Address Line One	850 Library Ave.
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
City Area Code	(302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE